SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2019
Disclosure of classes of share capital [abstract]
SHAREHOLDERS' EQUITY
26.	SHAREHOLDERS’ EQUITY

(a)	Share capital
The Capital Increase – Claim Capitalization amounting to R$10,600,097 with the issue of 1,514,299 new book-entry, registered common shares without par value was approved at the Company’s Extraordinary Shareholders’ Meeting held on September 17, 2018. The fair value of the shares issued was R$11,613,980.
On October 28, 2018, the Company commenced the issuance and delivery of warrants and ADWs exercised by their holders and issued 115,914 common shares. The process was completed on January 4, 2019. The Subscription Warrants that had not been exercised by January 2, 2019 were cancelled.
On January 25, 2019, the Company completed the capital increase provided for by the JRP (Capital Increase—New Funds), with the issue of 3,225,806,451 new common shares, and the issue of 272,148,705 new common shares for private placement aimed at the Backstop Investors, and the issue of 275,985 new common shares related to the Subscription Warrants, all registered, book-entry, and without par value. The capital increase attributed to the capital and the capital reserves was R$500,466 and R$3,837,009, respectively (Note 1).
Subscribed and
paid-in
capital is R$32,538,937 (R$32,038,471 in 2018), represented by the following shares, without par value:

	Number of shares (in thousands)
	2019	2018
Total capital in shares
Common shares	5,796,478	2,298,247
Preferred shares	157,727	157,727
Total	5,954,205	2,455,974
Treasury shares
Common shares	30	32,030
Preferred shares	1,812	1,812
Total	1,842	33,842
Outstanding shares
Common shares	5,796,448	2,266,217
Preferred shares	155,915	155,915
Total outstanding shares	5,952,363	2,422,132
As at December 31, 2019, the Company reported a loss for the year amounting to R$9,000,434. Pursuant to the Company’s management proposal, subject to the Annual Shareholders’ Meeting’s approval, loss for the year was fully absorbed by capital reserves.
The Company is authorized to increase capital, through a Board of Directors’ decision, either in common or preferred shares, until its share capital totals R$38,038,701,741.49, within the 2/3 legal cap of nonvoting shares in the case of issue of new nonvoting preferred shares.
By decision of the Shareholders’ Meeting or the Board of Directors, the Company’s share capital can be increased by capitalizing either retained earnings or prior reserves, allocated to this purpose by the Shareholders’ Meeting. Under these terms, a capitalization can be made without changing the number of shares.
Issued capital is represented by common and preferred shares, without par value, and in case of capital increases there is not constraint to keep the current ratio between these two types of shares.
By decision of the Shareholders’ Meeting or the Board of Directors, preemptive rights over the issue of shares, subscription warrants, or convertible debentures can be suspended in the cases provided for by Article 172 of the Brazilian Corporate Law.
At the Company’s Annual Shareholders’ Meeting held on April 26, 2019, it was approved the allocation of the profit for the year 2018, amounting to R$24,591,140 to offset prior years’ accumulated losses.

(b)	Treasury shares
On July 27, 2018, the Company delivered 116,251,405 common shares, previously held by PTIF, to the Qualified Bondholders, as part of the restructuring of the qualified bonds. The fair value related to the conversion of the Senior Notes settled with the delivery of treasury shares of R$773,072. The treasury shares delivered were written off as a contra entry to capital reserves, amounting to R$2,727,842.
In February 2019, the Company bought back 1,800,000 preferred shares, in trades in the stock market, at a total cost of R$2,572 to ensure the compliance of the obligation assumed by the Company to transfer own shares held in treasury to shareholder Bratel, wholly-owned subsidiary da Pharol, in the context of the settlement entered into by both companies (Note 1).
In April 2019, due to confirmation of the settlement entered into by Oi and Pharol, 32,000,000 common shares and 1,800,000 preferred shares were delivered to Bratel, totaling 33,800,000 shares as provided for by the settlement entered into by the parties (Note 1).

(c)	Capital reserves
The capital reserves consist mainly of the reserves described below and according to the following practices:
Special merger goodwill reserve
: represents the net amount of the balancing item to goodwill recorded in assets, as provided for by regulatory instruction.
Special merger reserve—net assets
: represented by: (i) the net assets merged by the Company under the Corporate Reorganization approved on February 27, 2012; and (ii) the net assets merged with and into the Company upon the merger of TmarPart approved on September 1, 2015, pursuant to the provisions of regulatory instruction.
Other capital reserves
: represented mainly by: (i) R$1,933,200 arising from the capitalization of the earnings reserves in February 2015; (ii) R$3,837,009 related to the capital increase with new funds, as mentioned in this Note, item (a); and (iii) R$2,462,799 related to the absorption of capital reserves, due to the delivery of treasury shares to Bratel, pursuant to the agreement entered into, as mentioned in this Note, item (b).

(d)	Share issuance costs
As mentioned in item (a) of this Note, under the commitment agreement entered into with the backstoppers, the Company issued 272,148,705 new common shares, as compensation for the commitments assumed in said agreement, at a cost of R$337,464, recognized in share issuance cost as a contra entry to the capital increase, plus R$86,180 related to expenses incurred in the issue process.
(e)	Basic and diluted earnings per share
On January 16, 2019, the Company issued 1,530,457,356 common shares to the holders of subscription warrants. On January 21, 2019, the Company issued 91,080,933 common shares to the holders of subscription rights that requested subscriptions of the excess common shares. On January 25, 2019, 1,604,268,162 New Common Shares were subscribed and paid in. The end of the capital increase process, through the subscription and payment of all 3,225,806,451 New Common Shares issued as part of the Capital Increase—New Funds, represented a contribution of new funds to the Company totaling R$4,000,000,000.00. This transaction had an impact on earnings per share, since the shareholders were diluted.
The common and preferred shareholders have different rights in terms of dividends, voting rights, and liquidation, as prescribed by the Company’s bylaws. Accordingly, basic and diluted earnings (losses) per share were calculated based on profit (loss) for the year available to the common and preferred shareholders.
Basic
Basic earnings (loss) per share are calculated by dividing the profit attributable to the owners of the Company, available to common and preferred shareholders, by the weighted average number of common and preferred shares outstanding during the year.
Diluted
Diluted earnings (loss) per share are calculated by adjusting the weighted average number of outstanding common and preferred shares, to estimate the dilutive effect of all convertible securities. Currently the Company does not have any potentially dilutive shares.
The table below shows the calculations of basic and diluted earnings per share:

	2019	2018	2017
Profit (loss) attributable to owners of the Company	(9,000,434)	24,591,140	(6,365,019)
Profit (loss) allocated to common shares - basic and diluted	(8,764,803)	22,036,074	(4,896,241)
Profit (loss) allocated to preferred shares – basic and diluted	(235,631)	2,555,066	(1,468,778)
Weighted average number of outstanding shares (in thousands of shares)
Common shares - basic and diluted	5,788,447	1,344,686	519,752
Preferred shares - basic and diluted	155,615	155,915	155,915
Profit (loss) per share (in reais):
Common shares - basic and diluted	(1.51)	16.39	(9.42)
Preferred shares - basic and diluted	(1.51)	16.39	(9.42)
Preferred shares will become voting shares if the Company does not pay minimum dividends to which preferred shares are entitled under the Company’s Bylaws during three consecutive years.